TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
TRADE ACCOUNTS PAYABLE	TRADE ACCOUNTS PAYABLE
a)Accounting policy
These are obligations to pay for goods, services or goods that were acquired in the normal course of business. They are initially recognized at fair value and subsequently measured at amortized cost using the effective tax rate method, if applicable.
b)Breakdown

	12.31.2023	12.31.2022
Sundry suppliers (Opex, Capex, Services e Material)	7,213,698	6,572,181
Related parties (Note 29)	509,836	375,299
Amounts payable (operators, cobilling)	221,777	224,555
Interconnection / interlink	224,634	243,763
Total	8,169,945	7,415,798